Funding debts	12 Months Ended
Dec. 31, 2020
Funding debts
Funding debts

16. Funding debts

The following table summarized the Group’s outstanding funding debts:

	As of December 31,
	2019	2020
	RMB	RMB

	(in thousands)
Short‑term:
Loan payables to investors of consolidated Trusts	2,291,723	1,512,510
Total short‑term funding debts	2,291,723	1,512,510
Long‑term:
Loan payables to investors of consolidated Trusts	7,500	15,000
Total long‑term funding debts	7,500	15,000

The following table summarizes the remaining contractual maturity dates of the Group’s funding debts and associated interest payments as of December 31, 2020:

	Less than 1 year	1 ‑ 2 years	2 ‑ 3 years	More than 3 years	Total
	RMB	RMB	RMB	RMB	RMB

	(in thousands)
Loan payables to investors of consolidated Trusts	1,512,510	15,000	—	—	1,527,510
Total funding debts	1,512,510	15,000	—	—	1,527,510
Interest payments	38,369	2,396	—	—	40,765
Total interest payments	38,369	2,396	—	—	40,765

16. Funding debts (Continued)

For the years ended December 31, 2019 and 2020, terms of most funding debts borrowed by the Group from investors of certain consolidated trusts ranged from 30 days to 25 months. Since most of trusts allowed borrower’s repayment to reinvest in issuing new loans, the terms of funding debts are not matched with the terms of the corresponding financial receivables. The funding debts had a weighted average interest rate of 7.94% and 8.09% for the twelve months ended December 31, 2019 and 2020, respectively.